Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income tax [abstract]
Summary of major components of income tax expense

	2015 RMB’000	2016 RMB’000	2017 RMB’000
-Current income tax	82,753	1,828,868	1,714,955
-Deferred taxation	844,024	(32,046)	(16,216)

Income tax expense	926,777	1,796,822	1,698,739

Summary of reconciliation of expected income tax and actual income tax

	2015 RMB’000	2016 RMB’000	2017 RMB’000
Profit before taxation	4,237,188	7,778,295	7,852,898

Expected PRC income tax at the statutory tax rate of 25%	1,059,297	1,944,574	1,963,225
Tax effect of share of profit of investments accounted for using the equity method	(140,509)	(225,813)	(307,547)
Tax effect of other non-taxable income	(19,178)	(16,610)	(8,733)
Tax effect of non-deductible loss, expenses and costs	5,486	23,578	7,268
True up for final settlement of enterprise income taxes in respect of previous year	1,752	32,457	(15,121)
Utilisation of previously unrecognized tax losses	—	(58)	(1,185)
Tax losses for which no deferred income tax asset was recognized	32,273	25,219	60,832
Temporary differences for which no deferred income tax asset was recognized in current year	15	13,511	—
Utilisation of previously unrecognised temporary differences	(12,359)	(36)	—

Actual income tax	926,777	1,796,822	1,698,739

Summary of deferred tax assets and deferred tax liabilities

	2016	2017
	RMB’000	RMB’000
Deferred tax assets:
– Deferred tax asset to be recovered after more than 12 months	69,382	87,341
– Deferred tax asset to be recovered within 12 months	40,309	37,053

	109,691	124,394

Deferred tax liabilities:
– Deferred tax liabilities to be recovered after more than 12 months	(4,500)	(3,574)
– Deferred tax liabilities to be recovered within 12 months	(2,100)	(1,513)

	(6,600)	(5,087)

Deferred tax assets - net	103,091	119,307

Summary of movements in deferred tax assets and liabilities

	Balance at 1 January 2016	Recognized in income statement	Balance at 31 December 2016
	RMB’000	RMB’000	RMB’000
Impairment for bad and doubtful debts, provision for inventories and payroll payables	19,792	1,081	20,873
Provision for impairment losses in fixed assets, construction in progress	137,908	35,868	173,776
Difference in depreciation	(91,321)	(7,755)	(99,076)
Capitalisation of borrowing costs	(8,701)	2,101	(6,600)
Tax losses carried forward	2,875	(2,875)	—
Share option	5,675	4,501	10,176
Others	4,817	(875)	3,942

Deferred tax assets	71,045	32,046	103,091

	Balance at 1 January 2017	Recognized in income statement	Balance at 31 December 2017
	RMB’000	RMB’000	RMB’000
Impairment for bad and doubtful debts and provision for inventories	20,873	3,634	24,507
Provision for impairment losses in fixed assets	173,776	29,212	202,988
Difference in depreciation	(99,076)	(16,419)	(115,495)
Capitalisation of borrowing costs	(6,600)	2,933	(3,667)
Share option	10,176	(6,360)	3,816
Others	3,942	3,216	7,158

Deferred tax assets	103,091	16,216	119,307

Summary of tax losses carried forward and not recognised as deferred tax assets

	2016	2017
	RMB’000	RMB’000
2017	68,211	—
2018	63,733	63,733
2019	70,723	70,723
2020	140,591	140,591
2021	89,376	89,376
2022	—	243,330

	432,634	607,753